111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

harborfunds.com

Supplement to Statement of Additional Information dated September 1, 2021

October 26, 2021
Effective October 15, 2021, Michael Nickson no longer serves as a portfolio manager to Harbor Diversified International All Cap Fund and Harbor International Fund. All references to Mr. Nickson in the Statement of Additional Information are hereby removed.
Investors Should Retain This Supplement For Future Reference
S1021.SAI